Note 8 - Deposits (Details) - Deposit Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Deposit Liabilities [Abstract]
Non-interest bearing demand	$ 24,821	$ 22,206	$ 18,559
NOW	35,770	31,899	31,973
NOW	0.12%	0.15%	0.14%
Super NOW	5,645	4,791	3,991
Super NOW	0.20%	0.20%	0.20%
Savings and club	101,210	102,241	112,385
Savings and club	0.22%	0.21%	0.21%
Money market demand	4,684	3,724	3,611
Money market demand	0.23%	0.23%	0.23%
Certificates of deposit	93,938	98,528	109,948
Certificates of deposit	1.30%	1.32%	1.40%
	$ 266,068	$ 263,389	$ 280,467
	0.57%	0.60%	0.65%